LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE F INVESTMENT

	Long-term Investments	Total	Total
	HK$	HK$	US$
Balance as of January 1, 2022	—	—	—
Addition	14,500,000	14,500,000	1,858,617

Balance as of December 31, 2022 and January 1, 2023	14,500,000	14,500,000	1,856,380
Addition	26,110,738	26,110,738	3,342,859
Loss due to mark-to-market of a derivative asset	(1,963,000)	(1,963,000)	(251,315)

Balance as of December 31, 2023	38,647,738	38,647,738	4,947,924